Schedule of Investments
March 31, 2021
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–111.24%
Collateralized Mortgage Obligations–5.60%
Fannie Mae ACES, 0.28%, 12/25/2022(a)	$91,802,385	$241,459
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(a)	166,698	181,213
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 01/25/2032(b)	376,659	31,717
6.50%, 10/25/2024 to 02/25/2033(b)	1,813,683	303,603
7.00%, 02/25/2028(b)	366,237	45,550
8.00%, 05/25/2030(b)	399,377	83,516
6.00%, 02/25/2033 to 09/25/2035(b)(d)	2,211,789	379,218
5.50%, 11/25/2033 to 06/25/2035(b)	1,018,829	173,657
PO, 0.00%, 09/25/2032(c)	60,466	56,630
Fannie Mae REMICs,
8.50%, 09/25/2021	7	7
3.50%, 02/25/2022 to 08/25/2042(b)	3,124,234	1,041,849
4.50%, 12/25/2022 to 02/25/2043(b)	521,096	86,159
4.00%, 07/25/2024 to 08/25/2047(b)	3,576,169	2,774,314
2.50%, 12/25/2025 to 10/25/2026	1,386,102	1,436,869
3.00%, 12/25/2025 to 05/25/2037(b)	8,271,203	950,072
5.50%, 12/25/2025 to 07/25/2046(b)	1,243,516	888,115
7.00%, 03/18/2027 to 05/25/2033(b)	732,286	498,917
6.50%, 10/25/2028 to 05/25/2033(b)	216,512	221,690
1.11% (1 mo. USD LIBOR + 1.00%), 12/25/2031 to 12/25/2032(e)	537,268	548,818
1.11% (1 mo. USD LIBOR + 1.00%), 03/18/2032 to 12/18/2032(e)	465,228	475,047
0.61% (1 mo. USD LIBOR + 0.50%), 08/25/2032 to 06/25/2046(e)	1,670,625	1,688,830
0.61% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	50,202	50,515
0.51% (1 mo. USD LIBOR + 0.40%), 03/25/2033 to 03/25/2042(e)	313,811	316,118
0.45% (1 mo. USD LIBOR + 0.34%), 06/25/2035(e)	1,249,370	1,256,844
0.46% (1 mo. USD LIBOR + 0.35%), 08/25/2035 to 10/25/2035(e)	1,204,960	1,212,585
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
24.17% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	$180,956	$281,665
23.80% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	138,561	203,852
23.80% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	133,865	193,863
1.05% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	896,200	919,795
0.56% (1 mo. USD LIBOR + 0.45%), 08/25/2037(e)	375,918	380,361
2.75%, 01/25/2039	1,476,508	1,493,697
6.61%, 06/25/2039(a)	509,020	603,788
5.00%, 04/25/2040 to 09/25/2047(b)(e)	3,643,444	1,090,216
2.00%, 05/25/2044 to 03/25/2051(b)	8,231,173	2,249,051
IO, 6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(b)(e)	978,118	166,758
8.00%, 08/18/2027 to 09/18/2027(b)	329,385	48,828
0.75%, 10/25/2031(b)	5,365	104
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(b)(e)	113,937	23,057
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 12/18/2031(b)(e)	111,388	20,155
7.84% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(b)(e)	77,906	14,879
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(b)(e)	176,002	38,746
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(b)(e)	241,975	51,380
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 08/25/2032(b)(e)	376,157	64,634
7.69% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(b)(e)	83,690	16,858
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(b)(e)	546,611	116,170
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(b)(e)	337,774	62,658
8.14% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(b)(e)	446,965	103,918
6.00%, 05/25/2033(b)	23,233	4,875
5.94% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(b)(e)	1,338,996	213,060
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(b)(e)	77,738	12,959
6.49% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(b)(e)	282,993	43,978

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 03/25/2039(b)(e)	$2,464,163	$163,150
6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(b)(e)	231,768	46,170
6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(b)(e)	700,833	144,254
1.86%, 02/25/2056(d)	8,308,790	546,860
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 0.50%, 03/25/2024(d)	253,138,431	2,538,042
Series KC03, Class X1, IO, 0.63%, 11/25/2024(d)	22,144,648	346,909
0.54%, 09/25/2025(a)	61,732,181	1,330,748
Series K734, Class X1, IO, 0.65%, 02/25/2026(d)	16,958,753	465,292
Series K735, Class X1, IO, 1.10%, 05/25/2026(d)	15,882,240	704,617
Series K093, Class X1, IO, 0.95%, 05/25/2029(d)	13,267,573	899,836
Series Q004, Class AFL, 1.00%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	626,512	625,985
Freddie Mac REMICs,
5.00%, 09/15/2023	145,645	151,274
2.00%, 12/15/2023	559,403	569,972
1.83% (COFI + 1.37%), 03/15/2024(e)	146,092	148,339
2.50%, 07/15/2024 to 07/15/2038(b)	3,991,596	2,654,659
4.00%, 10/15/2024 to 03/15/2045(b)	1,801,905	925,798
5.50%, 04/15/2025	123	121
3.50%, 11/15/2025 to 05/15/2032	1,503,805	1,591,771
3.00%, 04/15/2026 to 05/15/2040(b)	9,678,987	2,318,235
1.50%, 08/15/2027	5,999,357	5,905,741
6.95%, 03/15/2028	196,139	222,267
6.50%, 08/15/2028 to 03/15/2032	1,889,277	2,134,396
0.71% (1 mo. USD LIBOR + 0.60%), 01/15/2029 to 12/15/2032(e)	127,350	128,876
6.00%, 01/15/2029 to 04/15/2029	314,372	355,850
0.46% (1 mo. USD LIBOR + 0.35%), 02/15/2029(e)	165,833	162,497
1.02% (1 mo. USD LIBOR + 0.90%), 03/15/2029(e)	186,641	189,741
0.51% (1 mo. USD LIBOR + 0.40%), 06/15/2029 to 11/15/2039(e)	393,102	394,779
0.76% (1 mo. USD LIBOR + 0.65%), 07/15/2029(e)	45,439	45,846
8.00%, 03/15/2030	80,126	96,017
1.06% (1 mo. USD LIBOR + 0.95%), 08/15/2031(e)	128,776	131,726
0.61% (1 mo. USD LIBOR + 0.50%), 02/15/2032 to 03/15/2032(e)	382,804	385,292
1.11% (1 mo. USD LIBOR + 1.00%), 02/15/2032 to 03/15/2032(e)	252,973	258,872
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.66% (1 mo. USD LIBOR + 0.55%), 03/15/2032 to 10/15/2036(e)	$686,518	$696,607
24.36% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	35,427	55,483
0.41% (1 mo. USD LIBOR + 0.30%), 03/15/2036(e)	1,933,105	1,942,816
0.56% (1 mo. USD LIBOR + 0.45%), 07/15/2037(e)	138,664	140,305
0.62% (1 mo. USD LIBOR + 0.50%), 03/15/2042(e)	173,416	176,059
IO, 5.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(b)(e)	647,537	47,225
7.54% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026(b)(e)	36,056	3,949
8.59% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(b)(e)	123,403	10,878
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(b)(e)	260,302	44,712
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(b)(e)	1,053,210	169,323
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(b)(e)	187,087	29,251
6.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(b)(e)	293,840	43,619
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(b)(e)	22,577	4,534
5.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(b)(e)	1,308,330	226,365
2.05%, 02/15/2039(d)	3,445,881	217,196
6.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(b)(e)	314,484	52,738
5.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(b)(e)	487,944	77,047
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	2,183,732
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	803,762	56,645
3.27%, 12/15/2027(d)	207,138	11,436
6.50%, 02/01/2028(b)	47,107	6,503
7.00%, 09/01/2029(b)	351,801	60,440
7.50%, 12/15/2029(b)	23,676	4,348
8.00%, 06/15/2031(b)	604,469	118,546
6.00%, 12/15/2032(b)	123,271	19,216
0.00%, 12/01/2031 to 03/01/2032(c)	318,783	300,184
0.61%(1 mo. USD LIBOR + 0.50%), 05/15/2036(e)	911,521	917,517
Freddie Mac Structured Pass-Through Ctfs., 6.50%, 02/25/2043	1,458,663	1,713,561
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	570,545	573,506
		59,850,290
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–23.81%
5.00%, 04/01/2021 to 06/01/2040	$3,343,930	$3,894,572
6.50%, 04/01/2021 to 04/01/2034	951,184	1,062,578
9.00%, 08/01/2022 to 05/01/2025	6,234	6,744
6.00%, 10/01/2022 to 10/01/2029	395,065	448,329
5.50%, 01/01/2024 to 12/01/2036	319,918	344,170
3.50%, 08/01/2026 to 05/01/2050	64,230,568	68,884,046
2.50%, 02/01/2031 to 09/01/2050	10,593,991	10,942,958
8.50%, 03/01/2031 to 08/01/2031	154,244	183,004
7.00%, 10/01/2031 to 10/01/2037	280,916	324,000
7.50%, 01/01/2032 to 08/01/2037	7,349,742	8,520,348
3.00%, 02/01/2032 to 04/01/2051	100,672,049	106,036,901
8.00%, 08/01/2032	107,879	125,683
4.50%, 05/01/2038 to 11/01/2049	9,630,572	10,743,172
5.35%, 07/01/2038 to 10/17/2038	1,343,121	1,526,223
5.80%, 10/01/2038 to 01/20/2039	625,104	706,455
5.45%, 11/25/2038	1,391,449	1,578,892
4.00%, 06/01/2042 to 11/01/2049	35,537,375	39,119,065
		254,447,140
Federal National Mortgage Association (FNMA)–54.20%
6.00%, 05/01/2021 to 05/01/2040	3,783,733	4,182,587
5.50%, 09/01/2021 to 04/01/2038	5,631,701	6,319,417
5.00%, 06/01/2022 to 01/01/2041	3,720,181	4,253,120
6.50%, 06/01/2022 to 11/01/2038	3,749,641	4,248,238
2.00%, 03/01/2023 to 01/01/2051	34,554,476	35,280,348
4.50%, 04/01/2023 to 12/01/2049	12,093,306	13,441,383
7.00%, 07/01/2023 to 01/01/2036	2,081,013	2,378,913
0.38%, 08/25/2025	4,000,000	3,929,694
0.50%, 11/07/2025	17,000,000	16,748,895
1.88%, 09/24/2026	12,158,000	12,701,142
7.50%, 02/01/2027 to 08/01/2037	3,087,826	3,584,349
3.00%, 02/01/2028 to 04/01/2051	123,247,647	130,685,140
3.59%, 10/01/2028	9,586,000	10,814,109
3.79%, 11/01/2028	10,962,000	12,527,384
9.50%, 04/01/2030	13,397	14,914
3.50%, 11/01/2030 to 05/01/2050	151,865,699	163,282,118
8.50%, 07/01/2032 to 10/01/2032	236,777	287,097
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
5.63%, 08/01/2032	$107,246	$111,962
8.00%, 04/01/2033	252,814	305,296
2.50%, 03/01/2035 to 10/01/2050	16,871,481	17,584,755
5.45%, 01/01/2038	261,018	281,852
4.00%, 02/01/2042 to 03/01/2050	77,148,983	84,900,465
TBA, 3.00%, 04/01/2051(f)	16,000,000	16,666,875
2.50%, 05/01/2051(f)	33,814,000	34,628,971
		579,159,024
Government National Mortgage Association (GNMA)–15.58%
9.50%, 08/15/2021 to 11/15/2021	961	963
8.00%, 11/15/2021 to 09/15/2028	8,961	8,992
7.00%, 11/15/2022 to 01/20/2030	252,033	272,410
9.00%, 02/15/2023	306	307
6.50%, 01/15/2024 to 11/15/2028	57,058	63,751
3.00%, 12/16/2025 to 02/20/2050	3,935,847	4,122,146
6.00%, 06/15/2028 to 04/20/2029	140,815	159,076
7.50%, 06/15/2028 to 08/15/2028	161,128	164,881
5.50%, 05/15/2033 to 10/15/2034	411,287	472,520
4.77%, 07/17/2033	167,557	172,731
7.13%, 11/20/2033(a)	1,862,350	2,129,825
5.00%, 11/20/2037	423,007	469,595
5.89%, 01/20/2039(a)	1,113,205	1,301,118
3.50%, 04/20/2040 to 06/20/2050	25,367,857	27,106,058
4.50%, 07/20/2041(a)	1,141,853	1,275,969
2.52%, 09/20/2041	969,119	1,007,876
0.57% (1 mo. USD LIBOR + 0.45%), 07/20/2044(e)	696,774	700,078
4.00%, 02/20/2048 to 03/20/2050	6,364,868	7,001,798
IO, 6.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(b)(e)	1,846,848	288,215
4.50%, 09/16/2047(b)	1,171,076	177,454
6.09% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(b)(e)	1,105,591	203,172
TBA, 2.00%, 04/01/2051(f)	44,200,000	44,631,641
2.50%, 04/01/2051(f)	63,648,000	65,676,781
Series 2020-137, Class A, 1.50%, 04/16/2062	9,156,785	9,107,566
		166,514,923
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–12.05%
TBA, 1.50%, 04/01/2036(f)	$30,000,000	$30,137,785
2.00%, 04/01/2036(f)	32,610,000	33,469,294
TBA,, 2.00%, 05/01/2051(f)	65,390,000	65,152,451
		128,759,530
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,195,441,042)		1,188,730,907

Asset-Backed Securities–9.16%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 3.17%, 10/25/2035(a)	294,162	274,967
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.71%, 03/25/2045(a)(g)	2,487,919	2,538,424
Banc of America Funding Trust,
Series 2006-3, Class 5A5, 5.50%, 03/25/2036	40,443	40,289
Series 2006-A, Class 1A1, 2.73%, 02/20/2036(a)	432,626	432,546
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.85%, 03/25/2035(a)	1,098,403	1,093,352
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.51%, 01/15/2051(d)	17,658,720	493,793
BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, 1.23% (1 mo. USD LIBOR + 1.12%), 03/15/2037(e)(g)	6,500,000	6,510,076
CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(g)	190,000	190,914
Series 2019-1, Class B, 3.22%, 09/14/2026(g)	1,400,000	1,449,421
Series 2019-1, Class C, 3.57%, 09/14/2026(g)	340,000	352,037
Series 2019-2, Class C, 2.89%, 03/15/2027(g)	405,000	415,866
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(d)	7,378,217	291,144
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,846,142	1,885,834
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	1,809,260	1,812,357
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 2.97%, 12/25/2035(a)	19,426	19,143
Series 2007-A2, Class 2A1, 2.75%, 06/25/2035(a)	377,740	384,294
Series 2007-A2, Class 2A4, 2.75%, 06/25/2035(a)	348,952	352,728
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.65% (1 mo. USD LIBOR + 0.54%), 02/25/2035(e)	247,783	243,143
Principal Amount		Value

Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.02%, 11/10/2046(d)	$5,216,206	$116,319
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(d)	19,572,807	979,055
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 2.11%, 08/25/2034(a)	69,081	67,425
Series 2005-11, Class A2A, 2.53% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	734,475	744,025
Series 2006-AR2, Class 1A2, 2.58%, 03/25/2036(a)	23,642	22,942
Commercial Mortgage Trust,
Series 2013-LC13, Class XA, IO, 1.12%, 08/10/2046(d)	25,261,710	552,370
Series 2014-FL5, Class B, 1.50% (1 mo. USD LIBOR + 2.15%), 10/15/2031(e)(g)	31,595	31,286
Series 2015-CR24, Class XA, IO, 0.76%, 08/10/2048(d)	40,413,662	1,131,134
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	1,822,480	1,877,706
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.53%, 08/25/2043(a)(g)	2,792,662	2,901,275
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	807,453	818,664
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 3.10%, 06/25/2034(a)	554,683	575,025
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(g)	875,000	888,079
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.04%, 06/27/2037(a)(g)	2,160,354	2,203,157
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.62%, 11/25/2045(a)(g)	805,000	835,059
Series 2013-K26, Class C, 3.60%, 12/25/2045(a)(g)	550,000	571,450
Series 2013-K27, Class C, 3.50%, 01/25/2046(a)(g)	850,000	887,952
Series 2014-K36, Class C, 4.50%, 12/25/2046(a)(g)	3,250,000	3,500,913
Series 2014-K38, Class C, 4.64%, 06/25/2047(a)(g)	5,250,000	5,744,745
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	1,472,957	1,502,820
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 3.30%, 06/19/2035(a)	872,716	909,026
GSAA Home Equity Trust, Series 2007-7, Class A4, 0.65% (1 mo. USD LIBOR + 0.54%), 07/25/2037(e)	51,245	50,570
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 2.63%, 12/25/2034(a)	$346,174	$349,167
Series 2005-AR, Class 6A1, 3.26%, 07/25/2035(a)	176,930	183,763
Home Partners of America Trust,
Series 2017-1, Class C, 1.66% (1 mo. USD LIBOR + 1.55%), 07/17/2034(e)(g)	3,000,000	3,003,121
Series 2017-1, Class D, 2.01% (1 mo. USD LIBOR + 1.90%), 07/17/2034(e)(g)	6,620,000	6,620,527
Invitation Homes Trust,
Series 2017-SFR2, Class C, 1.56% (1 mo. USD LIBOR + 1.45%), 12/17/2036(e)(g)	3,208,000	3,220,111
Series 2017-SFR2, Class D, 1.91% (1 mo. USD LIBOR + 1.80%), 12/17/2036(e)(g)	7,904,401	7,932,956
Series 2018-SFR3, Class B, 1.26% (1 mo. USD LIBOR + 1.15%), 07/17/2037(e)(g)	5,000,000	5,022,199
Series 2018-SFR4, Class C, 1.51% (1 mo. USD LIBOR + 1.40%), 01/17/2038(e)(g)	4,229,000	4,262,825
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 2.98%, 02/25/2035(a)	713,549	703,851
Series 2005-A3, Class 6A5, 3.39%, 06/25/2035(a)	457,190	468,795
Series 2014-1, Class 1A17, 4.00%, 01/25/2044(a)(g)	1,353,469	1,374,048
Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	1,559,253	1,581,054
Series 2017-5, Class A1, 3.11%, 10/26/2048(a)(g)	1,870,965	1,928,245
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	494,995	509,161
Luminent Mortgage Trust, Series 2006-1, Class A1, 0.83% (1 mo. USD LIBOR + 0.72%), 04/25/2036(e)	42,790	38,743
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.99%, 04/21/2034(a)	169,475	172,588
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.52%, 11/25/2035(a)	352,052	355,720
Series 2005-A, Class A1, 0.57% (1 mo. USD LIBOR + 0.46%), 03/25/2030(e)	422,656	423,025
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.79%, 12/15/2050(d)	6,716,470	282,293
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(g)	2,500,000	2,515,162
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	46,436	43,858
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 3.10%, 07/26/2045(a)(g)	132,332	133,325
Principal Amount		Value

Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A2, 0.65% (1 mo. USD LIBOR + 0.54%), 02/25/2046(e)	$44,997	$14,589
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	5,610,803	5,126,250
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	835,031	847,230
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 0.41% (1 mo. USD LIBOR + 0.30%), 09/25/2034(e)	322,910	308,364
Series 2004-20, Class 3A1, 2.97%, 01/25/2035(a)	98,069	99,593
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 0.57% (1 mo. USD LIBOR + 0.46%), 05/25/2045(e)	712,722	713,418
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 2.31%, 11/25/2032(a)	113,845	114,464
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.00%, 11/15/2050(d)	12,848,420	585,556
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(d)	6,732,550	7
Series 2001-3, Class IO, 0.00%, 10/15/2031(d)	3,138,230	60
Series 2002-2, Class IO, 0.03%, 01/15/2032(d)	8,150,029	7,016
Series 2002-3, Class IO, 0.27%, 08/15/2032(d)	10,873,849	89,387
Series 2003-1, Class IO, 0.11%, 11/15/2032(d)	16,219,798	46,932
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.95%, 11/25/2059(a)(g)	2,370,139	2,416,395
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 2.57%, 10/25/2033(a)	206,291	210,865
WaMu Mortgage Pass-Through Trust, Series 2007-HY2, Class 2A1, 3.06%, 11/25/2036(a)	70,244	66,550
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.88%, 12/15/2050(d)	9,302,924	451,450
Total Asset-Backed Securities (Cost $97,811,211)		97,913,988
U.S. Treasury Securities–5.87%
U.S. Treasury Bills–0.23%
0.01% - 0.05%, 07/15/2021(h)(i)	2,444,000	2,443,929
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
U.S. Treasury Notes–5.64%
0.13%, 12/31/2022	$12,800,000	$12,795,750
0.13%, 02/28/2023	15,000,000	14,991,797
0.25%, 03/15/2024	15,000,000	14,960,742
0.38%, 01/31/2026	12,000,000	11,703,750
1.13%, 02/29/2028	6,000,000	5,895,937
		60,347,976
Total U.S. Treasury Securities (Cost $62,959,540)		62,791,905

Agency Credit Risk Transfer Notes–0.30%
Fannie Mae Connecticut Avenue Securities, Series 2015-C03, Class 2M2, 5.11% (1 mo. USD LIBOR + 5.00%), 07/25/2025(e)	1,491,679	1,514,934
Freddie Mac,
Series 2018-HRP2, Class M2, STACR®, 1.36% (1 mo. USD LIBOR + 1.25%), 02/25/2047(e)(g)	1,178,670	1,182,318
Series 2019-HRP1, Class M2, STACR®, 1.51% (1 mo. USD LIBOR + 1.40%), 02/25/2049(e)(g)	493,748	491,872
Total Agency Credit Risk Transfer Notes (Cost $3,104,686)		3,189,124
Shares		Value
Money Market Funds–4.84%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k)	18,091,983	$18,091,983
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(j)(k)	12,917,634	12,922,801
Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)	20,676,498	20,676,498
Total Money Market Funds (Cost $51,691,282)		51,691,282
TOTAL INVESTMENTS IN SECURITIES–131.41% (Cost $1,411,007,761)		1,404,317,206
OTHER ASSETS LESS LIABILITIES—(31.41)%		(335,676,969)
NET ASSETS–100.00%		$1,068,640,237
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
COFI	– Cost of Funds Index
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Schedule of Investments:
(a)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2021.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $85,084,834, which represented 7.96% of the Fund’s Net Assets.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,733,420	$59,057,585	$(52,699,022)	$-	$-	$18,091,983	$(5,837)
Invesco Liquid Assets Portfolio, Institutional Class	8,380,092	42,183,990	(37,642,119)	838	-	12,922,801	281
Invesco Treasury Portfolio, Institutional Class	13,409,570	67,494,383	(60,227,455)	-	-	20,676,498	141
Total	$33,523,082	$168,735,958	$(150,568,596)	$838	$-	$51,691,282	$(5,415)

(k)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	11	June-2021	$1,700,531	$(54,332)	$(54,332)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	230	June-2021	(50,767,109)	16,553	16,553
U.S. Treasury 5 Year Notes	862	June-2021	(106,369,454)	712,699	712,699
U.S. Treasury 10 Year Notes	500	June-2021	(65,468,750)	1,092,692	1,092,692
U.S. Treasury 10 Year Ultra Bonds	206	June-2021	(29,599,625)	787,843	787,843
U.S. Treasury Ultra Bonds	48	June-2021	(8,698,500)	438,643	438,643
Subtotal—Short Futures Contracts				3,048,430	3,048,430
Total Futures Contracts				$2,994,098	$2,994,098
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$1,188,730,907	$—	$1,188,730,907
Asset-Backed Securities	—	97,913,988	—	97,913,988
U.S. Treasury Securities	—	62,791,905	—	62,791,905
Agency Credit Risk Transfer Notes	—	3,189,124	—	3,189,124
Money Market Funds	51,691,282	—	—	51,691,282
Total Investments in Securities	51,691,282	1,352,625,924	—	1,404,317,206
Other Investments - Assets*
Futures Contracts	3,048,430	—	—	3,048,430
Other Investments - Liabilities*
Futures Contracts	(54,332)	—	—	(54,332)
Total Other Investments	2,994,098	—	—	2,994,098
Total Investments	$54,685,380	$1,352,625,924	$—	$1,407,311,304

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Quality Income Fund